Consolidated statement of comprehensive income - USD ($) $ in Millions		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Statement of comprehensive income [abstract]
Profit after tax for the period		$ 7,194	$ 4,536
Items that will not be reclassified to the income statement:
Remeasurement gains on pension and post-retirement healthcare plans		73	62
Changes in the fair value of equity investments held at fair value through other comprehensive income (FVOCI)		34	14
Tax relating to these components of other comprehensive income		(18)	(14)
Share of other comprehensive (losses)/gains of equity accounted units, net of tax		(4)	1
Items that will not be reclassified to profit or loss		85	63
Items that have been/may be subsequently reclassified to the income statement:
Currency translation adjustment	[1]	384	2,068
Fair value movements:
– Cash flow hedge gains		149	73
– Cash flow hedge losses/(gains) transferred to the income statement		49	(115)
Net change in costs of hedging reserve		2	2
Tax relating to these components of other comprehensive income		(54)	12
Share of other comprehensive (loss)/income of equity accounted units, net of tax		(18)	32
Items that will be reclassified to profit or loss		512	2,072
Total other comprehensive income for the period, net of tax		597	2,135
Total comprehensive income for the period	[2]	7,791	6,671
– attributable to owners of Rio Tinto		7,249	6,543
– attributable to non-controlling interests		$ 542	$ 128

[1]	Excludes a currency translation gain of US$89 million (2025: gain of US$153 million) arising on Rio Tinto Limited’s share capital for the six months ended 30 June 2026, which is recognised in the consolidated statement of changes in equity. Refer to the consolidated statement of changes in equity on page 31.

[2]	Refer to the Consolidated statement of comprehensive income for further details. Adjustments to other reserves include currency translation attributable to owners of Rio Tinto, other than that arising on Rio Tinto Limited’s share capital.
(b)